Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Payables and other current liabilities	Payables and other current liabilities
The breakdown of "Payables and other current liabilities" of the Telefónica Group at December 31, 2024 and December 31, 2023 is as follows:

Millions of euros	12/31/2024	12/31/2023
Payables	12,640	12,138
Trade payables	7,783	7,612
Payables to suppliers of property, plant and equipment	2,803	2,763
Debt for spectrum acquisition	227	218
Other payables	1,299	1,176
Dividends pending payment	121	166
Payables to associates and joint ventures (Note 10)	407	203
Other current liabilities	1,966	1,819
Contract liabilities (Note 23)	1,064	1,035
Deferred revenue	113	98
Advances received	533	465
Short-term insurance and reinsurance contracts liabilities	236	197
Short-term insurance and reinsurance contracts liabilities and other liabilities to associates and joint ventures (Note 10)	20	24
Total	14,606	13,957
"Current debt for spectrum acquisition" as of December 31, 2024 and December 31, 2023, is detailed below:

Millions of euros	12/31/2024	12/31/2023
Telefónica Germany	107	107
Telefónica Colombia	60	10
Telefónica Brazil	10	66
Telefónica Spain	32	7
Telefónica Ecuador	15	16
Telefónica Uruguay	3	12
Total	227	218
At December 31, 2024 and December 31, 2023, “Payables for spectrum acquisition”, includes the debt maturing within twelve months of the spectrum licenses in Telefónica Brazil acquired in November 2021 and the spectrum licenses in Telefónica Germany acquired in June 2019 (see Note 21).
The composition of current "Other payables" at December 31, 2024 and December 31, 2023 is as follows:

Millions of euros	12/31/2024	12/31/2023
Accrued employee benefits	610	621
Other non-financial non-trade payables	689	555
Total	1,299	1,176

Other non-financial non-trade payables mainly comprise liabilities associated with the continuing involvement in portfolio sales made by Telefónica Deutschland, amounting to 481 million euros at December 31, 2024 (400 million euros at December 31, 2023).
Information on average payment period to suppliers. Third additional provision, “Information requirement” of Law 15/2010 of July 5, modified by Law 18/2022, of September 28.
In accordance with the aforementioned Law 15/2010, the following information corresponding to the Spanish companies of the Telefónica Group is disclosed:

	2024	2023
Number of days
Weighted average maturity period	51	51
Ratio of payments	52	53
Ratio of outstanding invoices	39	39
Millions of euros
Total payments	8,424	7,897
Outstanding invoices	1,221	1,211
On October 19, 2022, Law 18/2022, of September 28, on the creation and growth of companies, came into force, which modifies the third additional provision of Law 15/2010. The new standard establishes the obligation to publish in annual accounts, in addition to the information already required, the monetary volume and number of invoices paid in a period less than the maximum established in the late payment regulations, and the percentage they represent of the total number of invoices and on the total monetary payments to its suppliers. This information for the 2024 and 2023 financial years is shown below:

	2024	2023
Monetary volume of invoices paid in a period less than the maximum established in the regulations (millions of euros)	5,406	4,558
Percentage of total payments	64%	58%
Number of invoices paid in a period less than the maximum established in the regulations	157,640	141,862
Percentage of the total number of invoices paid	58%	51%
The Telefónica Group’s Spanish companies adapted their internal processes and payment schedules to the provisions of Law 15/2010 (amended by Law 31/2014) and Royal Decree-Law 4/2013, amending Law 3/2004, which establishes measures against late payment in commercial transactions. Engagement conditions with commercial suppliers in 2024 included payment periods of up to 60 days, according to the terms agreed between the parties.
For efficiency purposes and in line with general business practices, Telefónica Group companies in Spain have agreed payment schedules with suppliers, whereby most of the payments are made on set days of each month. Invoices falling due between two payment days are settled on the following payment date in the schedule.
Payments to Spanish suppliers in 2024 surpassing the established legal limit were the result of circumstances or incidents beyond the payment policies, mainly the delay in issuing invoices (legal obligation of the supplier), the closing of agreements with suppliers over the delivery of goods or rendering of services, or occasional processing issues.
The average payment period to suppliers of the Telefónica Group’s companies in Spain in 2024, calculated in accordance with the only additional provision of the Resolution of the Instituto de Contabilidad y Auditoría de Cuentas (Spanish Accounting and Audit Institute) of January 29, 2016, amounted to 51 days (51 days in 2023).